UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clinton Group, Inc.
Address:  32 Old Slip, 5th Floor
          New York, NY 10005

13F File Number: 28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hall
Title:    Chief Financial Officer
Phone:    (212) 825-0400
Signature, Place, and Date of Signing:

/s/ John Hall                     New York, NY                        8/13/01
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE
                                         -----------

Form 13F Information Table Entry Total:      35
                                         -----------

Form 13F Information Table Value Total:   $268,788
                                         -----------
                                         (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

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
                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
----------------------------  ----------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AES Corp.                     JR SBDB CV4.5%05   00130HAN5    4,823  3000000 PRN        Sole      N/A                         None
Alkermes Inc.                 SUBNT CV3.75%07    01642TAB4    8,353 11174000 PRN        Sole      N/A                         None
Alpharma Inc.                 SB NT CV 5.75%05   020813AB7   11,301 10500000 PRN        Sole      N/A                         None
Aviron                        SB NT CV 5.25% 08  053762AD2    7,814  7000000 PRN        Sole      N/A                         None
BEA Systems Inc.              SB NT CV 4% 06     073325AD4   13,139 11500000 PRN        Sole      N/A                         None
Brooks Automation Inc.        SB NT CV 144A 08   11434AAA8    1,870  2000000 PRN        Sole      N/A                         None
Bisys Group Inc.              SB NT CV 144A 06   055472AA2    3,309  3000000 PRN        Sole      N/A                         None
Cephalon Inc.                 SB NT CV 144A 06   156708AB5   10,181  9000000 PRN        Sole      N/A                         None
Charter Communications Inc.   SR NT CV 4.75%06   16117MAC1   18,232 17000000 PRN        Sole      N/A                         None
CIENA Corp.                   NT CONV 3.75% 08   171779AA9    8,362 11300000 PRN        Sole      N/A                         None
Celestica Inc.                LYON ZERO 20       15101QAA6   14,824 34000000 PRN        Sole      N/A                         None
COR Therapeutics              SR NT CV 144A 06   217753AE 2   4,478  4500000 PRN        Sole      N/A                         None
Echostar Communications       SB NT CV4.875%07   278762AD1    4,533  4920000 PRN        Sole      N/A                         None
Echostar Communications       SR NT CV 144A 08   278762AE9    4,925  5000000 PRN        Sole      N/A                         None
Emcore Corp.                  SB NT CV 144A 06   290846AA2    6,045  6500000 PRN        Sole      N/A                         None
General Semiconductor Inc.    SUB NT CV5.75%06   370787AB9    6,663  7282000 PRN        Sole      N/A                         None
Genzyme Corp.                 SB DEB CV 144A21   372917AJ3    7,471  6950000 PRN        Sole      N/A                         None
Human Genome Sciences Inc.    SBNT CV 3.75%07    444903AH1    7,517  9195000 PRN        Sole      N/A                         None
Invitrogen Corp.              SBNT CV 5.5%07     46185RAB6    6,593  6000000 PRN        Sole      N/A                         None
IVAX Corp.                    SR SB CV 144A 08   465823AE2   10,575  9000000 PRN        Sole      N/A                         None
Jabil Circuit Inc.            SB NT CV 1.75%21   466313AA1    9,660  9200000 PRN        Sole      N/A                         None
Kulicke & Soffa Industries    SUB NT CV4.75%06   501242AE1    7,584  7869000 PRN        Sole      N/A                         None
Lamar Advertising Co.         NT CV 5.25% 06     512815AF8    5,379  4750000 PRN        Sole      N/A                         None
Mercury Interactive Corp.     SB NT CV 4.75%07   589405AB5    8,659  9981000 PRN        Sole      N/A                         None
Merrill Lynch & Co.           Lyon Zero 31       590188A65    5,081 10000000 PRN        Sole      N/A                         None
Millennium Pharmeceuticals    SUB NT CV 5.5% 07  599902AB9    2,755  2522000 PRN        Sole      N/A                         None
Neuberger Berman Inc.         Lyon Zero 144A21   641234AA7    2,643  3100000 PRN        Sole      N/A                         None
Pogo Trust I                  QUIPS SER A        73044P208    2,514    44400 PRN        Sole      N/A                         None
Providian Financial Corp.     SR NT CV 3.25%05   74406AAA0   11,729 11000000 PRN        Sole      N/A                         None
Rational Software Corp.       SUB NT CV 5% 07    75409PAC7    6,390  6000000 PRN        Sole      N/A                         None
Siebel Systems Inc.           SB NT CV 5.5% 06   826170AC6   13,355  6250000 PRN        Sole      N/A                         None
Sepracor Inc.                 SB DEB CONV 5%07   817315AL8    5,128  7500000 PRN        Sole      N/A                         None
Solectron Corp.               LYON ZERO CPN 20   834182AL1    4,995 12000000 PRN        Sole      N/A                         None
Semtech Corp.                 SUB NT CV 4.5%07   816850AD3    6,720  7000000 PRN        Sole      N/A                         None
Sovereign Bancorp             UNIT EX 111229     845905306   15,188   203523 PRN        Sole      N/A                         None

TOTAL                                                       268,788